PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments as of January 31, 2020 (unaudited)
Description	Shares	Value
Long-Term Investments 98.3%
Common Stocks
Aerospace & Defense 3.2%
Arconic, Inc.	143,647	$ 4,302,228
General Dynamics Corp.	22,520	3,950,909
Huntington Ingalls Industries, Inc.	5,600	1,461,600
Lockheed Martin Corp.	11,733	5,023,132
Northrop Grumman Corp.	3,604	1,349,950
United Technologies Corp.	23,250	3,492,150
		19,579,969
Air Freight & Logistics 0.3%
United Parcel Service, Inc. (Class B Stock)	20,800	2,153,216
Automobiles 1.1%
Ford Motor Co.	422,209	3,723,883
General Motors Co.	82,400	2,751,336
		6,475,219
Banks 4.5%
Bank of America Corp.	314,116	10,312,428
CIT Group, Inc.	16,800	767,928
Citigroup, Inc.	104,178	7,751,885
Fifth Third Bancorp	21,932	623,966
JPMorgan Chase & Co.	37,781	5,000,693
Popular, Inc. (Puerto Rico)	22,400	1,253,504
Wells Fargo & Co.	32,100	1,506,774
		27,217,178
Beverages 1.9%
Coca-Cola Co. (The)	146,537	8,557,761
Keurig Dr. Pepper, Inc.	109,038	3,110,854
		11,668,615
Biotechnology 2.6%
AbbVie, Inc.	72,051	5,837,572
Alexion Pharmaceuticals, Inc.*	4,584	455,604
Amgen, Inc.	2,600	561,730
Biogen, Inc.*	3,666	985,604
Gilead Sciences, Inc.	74,672	4,719,270

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Biotechnology (cont’d.)
Regeneron Pharmaceuticals, Inc.*	1,587	$ 536,311
Vertex Pharmaceuticals, Inc.*	12,691	2,881,492
		15,977,583
Building Products 1.0%
American Woodmark Corp.*	7,100	778,515
Johnson Controls International PLC	88,422	3,488,248
Universal Forest Products, Inc.	32,933	1,577,491
		5,844,254
Capital Markets 3.0%
Affiliated Managers Group, Inc.	35,769	2,856,155
Ameriprise Financial, Inc.	13,559	2,242,794
Bank of New York Mellon Corp. (The)	49,200	2,203,176
Goldman Sachs Group, Inc. (The)	21,677	5,153,707
Morgan Stanley	99,975	5,224,693
Stifel Financial Corp.	7,600	491,644
		18,172,169
Chemicals 1.7%
CF Industries Holdings, Inc.	21,500	866,020
DuPont de Nemours, Inc.	65,653	3,360,121
Eastman Chemical Co.	10,400	741,208
Huntsman Corp.	46,763	961,447
Koppers Holdings, Inc.*	14,200	445,596
Sherwin-Williams Co. (The)	7,157	3,986,377
Trinseo SA	7,243	208,019
Westlake Chemical Corp.	749	45,839
		10,614,627
Commercial Services & Supplies 0.1%
Deluxe Corp.	4,800	231,360
Steelcase, Inc. (Class A Stock)	18,900	351,729
		583,089
Communications Equipment 0.7%
Cisco Systems, Inc.	88,482	4,067,518

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Construction & Engineering 0.3%
EMCOR Group, Inc.	17,677	$ 1,452,519
Fluor Corp.	30,100	538,489
		1,991,008
Construction Materials 0.7%
Eagle Materials, Inc.	4,100	373,797
Martin Marietta Materials, Inc.	9,400	2,479,720
Vulcan Materials Co.	8,955	1,268,297
		4,121,814
Consumer Finance 0.8%
Capital One Financial Corp.	41,085	4,100,283
Navient Corp.	1,834	26,373
OneMain Holdings, Inc.	12,012	508,948
		4,635,604
Containers & Packaging 0.1%
Sealed Air Corp.	14,500	514,750
Distributors 0.5%
LKQ Corp.*	98,792	3,229,016
Diversified Consumer Services 0.2%
frontdoor, Inc.*	28,160	1,199,053
Diversified Financial Services 0.9%
Berkshire Hathaway, Inc. (Class B Stock)*	20,174	4,527,651
FGL Holdings	31,800	306,870
Jefferies Financial Group, Inc.	22,341	483,459
		5,317,980
Diversified Telecommunication Services 2.7%
AT&T, Inc.	248,435	9,346,125
CenturyLink, Inc.	9,514	129,961
Verizon Communications, Inc.	119,650	7,111,996
		16,588,082
Electric Utilities 1.4%
Exelon Corp.	89,845	4,275,724

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electric Utilities (cont’d.)
FirstEnergy Corp.	47,200	$ 2,397,288
Southern Co. (The)	28,220	1,986,688
		8,659,700
Electrical Equipment 0.2%
Atkore International Group, Inc.*	30,621	1,215,654
Hubbell, Inc.	1,210	173,308
		1,388,962
Electronic Equipment, Instruments & Components 0.4%
CDW Corp.	7,412	966,895
Jabil, Inc.	21,700	843,913
SYNNEX Corp.	5,600	771,456
		2,582,264
Energy Equipment & Services 0.3%
Matrix Service Co.*	14,200	285,704
National Oilwell Varco, Inc.	83,600	1,722,996
		2,008,700
Entertainment 1.1%
Electronic Arts, Inc.*	32,100	3,464,232
Marcus Corp. (The)	1,210	35,271
Take-Two Interactive Software, Inc.*	24,500	3,053,680
		6,553,183
Equity Real Estate Investment Trusts (REITs) 2.1%
American Tower Corp.	8,389	1,944,067
Apple Hospitality REIT, Inc.	54,901	824,613
Colony Capital, Inc.	5,714	26,684
CoreCivic, Inc.	11,173	178,209
Crown Castle International Corp.	29,600	4,435,264
Diversified Healthcare Trust	6,281	48,489
EPR Properties	7,000	499,590
Gaming & Leisure Properties, Inc.	24,100	1,138,846
GEO Group, Inc. (The)	64,952	1,026,242
Host Hotels & Resorts, Inc.	24,720	403,925
Retail Properties of America, Inc. (Class A Stock)	30,000	364,500
Ryman Hospitality Properties, Inc.	16,005	1,360,905

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Service Properties Trust	30,600	$ 660,348
Xenia Hotels & Resorts, Inc.	6,643	124,158
		13,035,840
Food & Staples Retailing 1.1%
Kroger Co. (The)	43,600	1,171,096
Sysco Corp.	2,826	232,128
Walgreens Boots Alliance, Inc.	56,201	2,857,821
Walmart, Inc.	21,193	2,426,386
		6,687,431
Food Products 1.9%
Archer-Daniels-Midland Co.	17,090	764,948
Bunge Ltd.	37,700	1,976,611
Conagra Brands, Inc.	17,200	566,224
Kraft Heinz Co. (The)	94,500	2,759,400
Pilgrim’s Pride Corp.*	60,541	1,577,093
Tyson Foods, Inc. (Class A Stock)	46,387	3,832,958
		11,477,234
Gas Utilities 0.5%
UGI Corp.	72,352	3,009,120
Health Care Equipment & Supplies 4.3%
Baxter International, Inc.	26,941	2,403,676
Becton, Dickinson & Co.	17,900	4,925,722
Dentsply Sirona, Inc.	57,600	3,225,600
Edwards Lifesciences Corp.*	14,000	3,078,040
Hologic, Inc.*	31,378	1,679,350
Medtronic PLC	53,565	6,183,544
Stryker Corp.	22,228	4,683,440
		26,179,372
Health Care Providers & Services 3.4%
Anthem, Inc.	16,066	4,261,988
Cigna Corp.	27,187	5,230,235
CVS Health Corp.	77,740	5,272,327
HCA Healthcare, Inc.	26,057	3,616,712

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services (cont’d.)
UnitedHealth Group, Inc.	7,900	$ 2,152,355
Universal Health Services, Inc. (Class B Stock)	1,500	205,665
		20,739,282
Hotels, Restaurants & Leisure 1.2%
McDonald’s Corp.	19,300	4,129,621
RCI Hospitality Holdings, Inc.	6,100	108,153
Starbucks Corp.	37,158	3,152,113
		7,389,887
Household Durables 0.9%
Lennar Corp. (Class A Stock)	30,000	1,990,800
M/I Homes, Inc.*	4,700	208,633
Meritage Homes Corp.*	3,600	255,456
Whirlpool Corp.	19,900	2,908,783
		5,363,672
Household Products 1.7%
Kimberly-Clark Corp.	1,500	214,860
Procter & Gamble Co. (The)	82,986	10,341,715
		10,556,575
Independent Power & Renewable Electricity Producers 0.5%
NRG Energy, Inc.	37,008	1,365,225
Vistra Energy Corp.	79,500	1,790,340
		3,155,565
Industrial Conglomerates 2.0%
3M Co.	29,200	4,632,872
General Electric Co.	536,971	6,685,289
Honeywell International, Inc.	6,800	1,177,896
		12,496,057
Insurance 2.7%
Allstate Corp. (The)	35,299	4,184,344
American Equity Investment Life Holding Co.	8,500	224,485
American International Group, Inc.	80,458	4,043,819
MetLife, Inc.	87,540	4,351,613
National General Holdings Corp.	6,700	145,859

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Insurance (cont’d.)
Progressive Corp. (The)	36,766	$ 2,966,649
Unum Group	23,731	633,380
		16,550,149
Interactive Media & Services 5.0%
Alphabet, Inc. (Class A Stock)*	5,294	7,585,137
Alphabet, Inc. (Class C Stock)*	5,368	7,698,947
Facebook, Inc. (Class A Stock)*	72,580	14,654,628
TripAdvisor, Inc.	33,700	920,684
		30,859,396
Internet & Direct Marketing Retail 2.7%
Amazon.com, Inc.*	6,092	12,237,122
Booking Holdings, Inc.*	1,634	2,991,119
eBay, Inc.	42,273	1,418,682
Qurate Retail, Inc. Series A*	5,491	46,838
		16,693,761
IT Services 4.8%
Accenture PLC (Class A Stock)	31,359	6,435,181
Alliance Data Systems Corp.	4,700	483,113
Cognizant Technology Solutions Corp. (Class A Stock)	61,400	3,768,732
DXC Technology Co.	28,600	911,768
FleetCor Technologies, Inc.*	7,200	2,269,656
International Business Machines Corp.	42,930	6,170,329
KBR, Inc.	36,400	990,080
Leidos Holdings, Inc.	28,075	2,820,695
Perspecta, Inc.	32,300	906,661
Visa, Inc. (Class A Stock)	24,125	4,800,151
		29,556,366
Life Sciences Tools & Services 0.3%
IQVIA Holdings, Inc.*	11,133	1,728,398
Thermo Fisher Scientific, Inc.	1,114	348,894
		2,077,292
Machinery 0.8%
Gates Industrial Corp. PLC*	43,300	539,951
Hillenbrand, Inc.	19,800	574,794
Mueller Industries, Inc.	8,246	240,536

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Machinery (cont’d.)
Oshkosh Corp.	31,451	$ 2,706,044
PACCAR, Inc.	2,058	152,724
Wabash National Corp.	45,200	524,320
		4,738,369
Media 1.4%
Discovery, Inc. (Class A Stock)*(a)	55,300	1,618,078
Discovery, Inc. (Class C Stock)*(a)	82,728	2,297,357
DISH Network Corp. (Class A Stock)*	30,700	1,128,532
ViacomCBS, Inc. (Class B Stock)	100,265	3,422,044
		8,466,011
Mortgage Real Estate Investment Trusts (REITs) 0.0%
Annaly Capital Management, Inc.	5,204	50,791
Ladder Capital Corp.	10,424	191,280
		242,071
Multiline Retail 0.8%
Target Corp.	43,700	4,839,338
Multi-Utilities 1.3%
Dominion Energy, Inc.	43,851	3,760,223
Sempra Energy	27,200	4,369,408
		8,129,631
Oil, Gas & Consumable Fuels 2.7%
Concho Resources, Inc.	16,000	1,212,480
ConocoPhillips	49,908	2,966,032
Exxon Mobil Corp.	14,261	885,893
HollyFrontier Corp.	25,458	1,143,573
Kinder Morgan, Inc.	148,203	3,092,997
Marathon Oil Corp.	27,600	313,812
Phillips 66	39,072	3,570,009
Valero Energy Corp.	42,000	3,541,020
World Fuel Services Corp.	667	26,093
		16,751,909
Personal Products 0.1%
Coty, Inc. (Class A Stock)	37,600	385,776

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Pharmaceuticals 3.8%
Bristol-Myers Squibb Co.	105,000	$ 6,609,750
Eli Lilly & Co.	9,400	1,312,616
Johnson & Johnson	48,158	7,169,281
Merck & Co., Inc.	85,927	7,341,603
Pfizer, Inc.	14,600	543,704
		22,976,954
Professional Services 0.1%
Barrett Business Services, Inc.	2,800	231,924
Heidrick & Struggles International, Inc.	4,236	120,387
Korn Ferry	10,946	448,567
		800,878
Real Estate Management & Development 0.1%
Jones Lang LaSalle, Inc.	2,300	390,586
Road & Rail 0.3%
CSX Corp.	20,741	1,583,368
Semiconductors & Semiconductor Equipment 4.8%
Applied Materials, Inc.	77,900	4,517,421
Broadcom, Inc.	17,549	5,355,253
Intel Corp.	165,141	10,557,464
Lam Research Corp.	13,600	4,055,656
Micron Technology, Inc.*	60,800	3,227,872
QUALCOMM, Inc.	21,400	1,825,634
		29,539,300
Software 8.3%
Adobe, Inc.*	7,483	2,627,581
Fortinet, Inc.*	499	57,565
Intuit, Inc.	17,702	4,963,287
Microsoft Corp.	198,584	33,804,954
Oracle Corp.	106,579	5,590,068
SS&C Technologies Holdings, Inc.	27,600	1,739,076
Synopsys, Inc.*	13,300	1,961,883
		50,744,414
Specialty Retail 1.5%
Asbury Automotive Group, Inc.*	8,004	771,985
AutoNation, Inc.*	20,736	880,036

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail (cont’d.)
Best Buy Co., Inc.	8,900	$ 753,741
Group 1 Automotive, Inc.	2,961	298,380
Home Depot, Inc. (The)	4,600	1,049,260
Lowe’s Cos., Inc.	43,800	5,091,312
Sally Beauty Holdings, Inc.*	10,371	159,195
		9,003,909
Technology Hardware, Storage & Peripherals 5.5%
Apple, Inc.	108,445	33,564,812
Xerox Holdings Corp.	2,256	80,246
		33,645,058
Textiles, Apparel & Luxury Goods 0.5%
Capri Holdings Ltd.*	34,100	1,021,636
PVH Corp.	20,342	1,773,212
		2,794,848
Tobacco 0.9%
Altria Group, Inc.	115,041	5,467,899
Trading Companies & Distributors 0.5%
BMC Stock Holdings, Inc.*	48,993	1,429,861
GMS, Inc.*	18,900	505,008
WESCO International, Inc.*	23,021	1,114,446
		3,049,315
Water Utilities 0.1%
SJW Group	7,096	520,492

Total Long-Term Investments (cost $487,387,680)		601,040,678

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value

Short-Term Investments 1.6%
Affiliated Mutual Funds 1.5%
PGIM Core Ultra Short Bond Fund(w)	7,368,393	$ 7,368,393
PGIM Institutional Money Market Fund (cost $1,956,008; includes $1,952,721 of cash collateral for securities on loan)(b)(w)	1,955,952	1,956,343
Total Affiliated Mutual Funds (cost $9,324,401)		9,324,736

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) 0.1%
U.S. Treasury Bills (cost $499,006)	1.528%	03/19/20	500	499,056

Total Short-Term Investments (cost $9,823,407)				9,823,792

TOTAL INVESTMENTS 99.9% (cost $497,211,087)				610,864,470
Other assets in excess of liabilities(z) 0.1%				411,352

Net Assets 100.0%				$ 611,275,822

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust
S&P—Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,861,673; cash collateral of $1,952,721 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM QMA Large-Cap Core Equity Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Futures contracts outstanding at January 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
57	S&P 500 E-Mini Index	Mar. 2020	$9,188,400	$1,108
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).